Receivables From and Payables to Brokers, Dealers and Clearing Organizations	12 Months Ended
Dec. 31, 2024
Receivables From and Payables to Brokers, Dealers and Clearing Organizations [Abstract]
RECEIVABLES FROM AND PAYABLES TO BROKERS, DEALERS AND CLEARING ORGANIZATIONS

NOTE 6 — RECEIVABLES FROM AND PAYABLES TO BROKERS, DEALERS AND CLEARING ORGANIZATIONS

Our receivables from and payables to brokers, dealers and clearing organizations consisted of the following as of December 31, 2024 and 2023:

	2024	2023
Receivable from brokers, dealers, and clearing organizations:
Receivable from brokers and dealers	$38,047,956	$12,953,439
Receivable from clearing organization	224,045,084	47,763,799
Total	$262,093,040	$60,717,238
Payable to brokers, dealers, and clearing organizations:
Payable to brokers and dealers	$1,192,873	$2,661,653
Payable due to clearing organizations	297,664	–
Total	$1,490,537	$2,661,653